Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2011	Sep. 30, 2012	Dec. 31, 2011	Oct. 05, 2012	Jul. 31, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012 8 7/8% Senior Notes due 2015 [Member]	Dec. 31, 2011 8 7/8% Senior Notes due 2015 [Member]	May 05, 2011 8 7/8% Senior Notes due 2015 [Member]	Jul. 31, 2012 New Dawn [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member]	Dec. 31, 2009 Not Designated as Hedging Instrument [Member]	Sep. 30, 2012 Not Designated as Hedging Instrument [Member]	Sep. 14, 2012 Interest Rate Swap [Member]	Mar. 31, 2012 Interest Rate Swap [Member]	Dec. 22, 2011 Interest Rate Swap [Member]	Dec. 14, 2011 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Swap [Member] New Dawn [Member]	Dec. 31, 2011 Interest Rate Swap [Member] New Dawn [Member]	Jul. 05, 2012 Interest Rate Swap [Member] New Dawn [Member]	Oct. 05, 2011 Interest Rate Swap [Member] New Dawn [Member]	Sep. 30, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other long-term liabilities [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other long-term liabilities [Member]	Sep. 30, 2012 Interest Rate Swap Maturing March 2013 [Member]	Dec. 31, 2011 Interest Rate Swap Maturing March 2013 [Member]	Sep. 30, 2012 Interest Rate Swap Maturing January 2016 [Member]	Dec. 31, 2011 Interest Rate Swap Maturing January 2016 [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount																		$ 1,200,000,000	$ 448,500,000		$ 65,500,000	$ 65,500,000								$ 731,400,000	$ 1,900,000,000	$ 1,600,000,000	$ 448,500,000
Derivative maturity date																														March 2013	March 2013	January 2016	January 2016
Derivative interest rate																	0.39%			0.54%			0.46%	0.38%
Derivative maturity date																					Jul. 07, 2014	Jul. 07, 2014
Derivative interest paid																					3.72%	3.72%
Non-cash credit valuation adjustment		7,800,000	4,000,000
Derivative liability, fair value													95,518,000	152,110,000		89,825,000									13,340,000	14,828,000	6,404,000	80,690,000	141,411,000
New Dawn insurance proceeds			10,400,000
Percentage of repurchase of notes								101.00%	101.00%
Liabilities, fair value			0			0	4,295,000
Aggregate principle amount outstanding										400,000,000
Derivative gain (loss)												4,295,000	4,295,000	10,305,000	21,440,000
Debt Amounts Repurchased, Redeemed or Prepaid	625,300,000										112,200,000
Notional amount of interest rate swap associated with senior term loan											69,000,000
Termination of loan payment				$ 5,300,000	$ 4,100,000
Senior Notes, interest rate								8.875%